IFRS 7 Disclosure (Details Narrative) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Oct. 31, 2022
MarketRisk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes			259 days
Loss trading days		4 days
Positive trading days		94.00%
Bottom of range [member]
MarketRisk [Line Items]
Percentage of P&C deposits in bank's total funding			70.00%
100 bps increase [member]
MarketRisk [Line Items]
EVE Sensitivity	$ (1,610)		$ (1,682)	$ (1,496)
Increase (decrease) to economic value of shareholders			72
NII Sensitivity	1,135		785	1,213
Increase (decrease) to net interest income from last period			(350)
100 bps decrease [member]
MarketRisk [Line Items]
EVE Sensitivity	1,056		1,106	1,102
Increase (decrease) to economic value of shareholders			50
NII Sensitivity	$ (1,216)		(910)	$ (1,381)
Increase (decrease) to net interest income from last period			$ (306)